SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Goodwill (Details)	12 Months Ended
Dec. 31, 2019 segment
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of operating segments	5
Number of reporting units tested for goodwill	4